CASH and CASH EQUIVALENTS, RESTRICTED CASH, and SHORT TERM INVESTMENTS	12 Months Ended
Feb. 29, 2012
CASH and CASH EQUIVALENTS, RESTRICTED CASH, and SHORT TERM INVESTMENTS
CASH and CASH EQUIVALENTS, RESTRICTED CASH, and SHORT TERM INVESTMENTS

4. CASH AND CASH EQUIVALENTS, RESTRICTED CASH, AND SHORT TERM INVESTMENTS

        The Company holds cash, cash equivalents and short term investments in various currencies to facilitate specific business initiatives. The following table identifies those currencies and the corresponding allocation:

	as at February 29, 2012				as at February 28, 2011
Native Currency	Native Amount	Foreign Exchange Rate to USD	USD Amount	% of total	% of total
US Dollar	43,260	1.000	43,260	81.7%	73.6%
Canadian Dollar	7,945	1.011	8,029	15.2%	11.4%
Indian rupee	29,177	0.020	595	1.1%	0.0%
Euro	302	1.336	403	0.8%	0.6%
Israeli New Shekel	647	0.264	171	0.3%	0.7%
United Arab Emirates Dirham	623	0.272	170	0.3%	0.2%
British Pounds	67	1.595	107	0.2%	0.2%
Other			63	0.1%	0.0%

Total Cash & Cash Equivalents			52,798	99.7%	86.7%
US Dollar	177	1.000	177	0.3%	0.8%

Total Restricted Cash			177	0.3%	0.8%

Total Short Term Investments			—	0.0%	12.5%

TOTAL			52,975	100.0%	100.0%

        The restricted cash is related to security for one of the Company's rental agreements and a standby letter of credit.